Significant Estimates	12 Months Ended
Mar. 31, 2021
Disclosure of changes in accounting estimates [Abstract]
Significant Estimates [Text Block]

4. Significant Estimates

(a) Determination of asset and liability fair values and allocation of purchase consideration

Significant acquisitions require judgements and estimates to be made at the date of acquisition in relation to determining the relative fair value of the allocation of the purchase consideration over the fair value of the assets. The information necessary to measure the fair values as at the acquisition date of assets acquired requires management to make certain judgements and estimates about future performance of these assets.

(b) Carrying value of assets

The Company evaluates each asset or cash generating unit every reporting period to determine whether there are any indications of impairment. If any such indication exists, which is often judgmental, a formal estimate of recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or cash generating group of assets is measured at the higher of fair value less costs to sell and value in use. The evaluation of asset carrying values for indications of impairment includes consideration of both external and internal sources of information, including such factors as the relationship between mining rewards and the required computing power, digital currency prices, the periodic contribution margin of digital currency mining activities, changes in underlying costs, such as electricity, and technological changes. The estimates and assumptions are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances some or all of the carrying value of the assets may be further impaired or the impairment charge reduced with the impact recorded in profit and loss.

(c) Depreciation

Depreciation of data centre equipment is an estimate of its expected life. In order to determine the useful life of computing equipment, assumptions are required about a range of computing industry market and economic factors, including required hashrates, technological changes, availability of hardware and other inputs, and production costs.

(d) Deferred and current taxes

The determination of the Company's tax expense for the year and deferred tax assets and liabilities involves significant estimation and judgement by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities, the deferral and deductibility of certain items and interpretation of the treatment for tax purposes of digital currencies by taxation authorities. Management also makes estimates of future earnings, which affect the extent to which potential future tax benefits may be used. The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management's best estimate of the probable outcome of these matters.

(e) Digital currency valuation

Digital currencies consist of cryptocurrency denominated assets (Note 10) and are included in current assets. Digital currencies are carried at their fair value determined by the spot rate less costs to sell. The digital currency market is still a new market and is highly volatile; historical prices are not necessarily indicative of future value; a significant change in the market prices for digital currencies would have a significant impact on the Company's earnings and financial position. Fair value is determined by taking the price of the coins at 2400 hours (per the Central European Time zone) from the exchanges which the Company most frequently uses.

(f) Share-based compensation

The Company utilizes the Black-Scholes Option Pricing Model ("Black-Scholes") to estimate the fair value of stock options granted to directors, officers, employees, consultants and charities. The use of Black- Scholes requires management to make various estimates and assumptions that impact the value assigned to the stock options including the forecast future volatility of the stock price, the risk-free interest rate, dividend yield and the expected life of the stock options. Any changes in these assumptions could have a material impact on the share-based compensation calculation value, however the most significant estimate is the volatility. Expected future volatility can be difficult to estimate as the Company has a limited operating history and is in an emerging industry with no comparable publicly traded competitors at the time of grant. Due to the emerging nature of the industry, volatility estimates require significant estimates. The Company estimated volatility based on historic share prices of companies operating in emerging innovative industries. Historical volatility is not necessarily indicative of future volatility.